Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The Company has prepared the consolidated financial statements and accompanying notes in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The consolidated financial statements reflect the financial position and operating results of the Company including wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent liabilities in the consolidated financial statements and accompanying notes. Such estimates include but are not limited to estimated losses on accounts receivable, inventory reserves, undiscounted future cash flows and the fair value of assets or asset groups for the purpose of assessing impairment of long-lived assets, liabilities for contingencies, equity-based compensation, estimates for sales returns and related allowance, and deferred revenue. Actual results could differ materially from those estimates.

Revenue from Contracts with Customers

The Company adopted the provisions of Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, or Accounting Standards Codification 606 (“ASC 606”) on January 1, 2019. There were no impacts to the timing of revenue recognition upon the adoption of the standard. Revenue is recognized when, or as, control of a promised product or service transfers to a customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring those products. Revenue also excludes any amounts collected on behalf of third parties, including sales and indirect taxes. Revenue recognition is evaluated through the following five steps:

1.	Identification of the contract with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when or as a performance obligation is satisfied.

Sources and Timing of Revenue

The Company’s revenue is derived primarily from product sales through its e-commerce websites and direct to businesses. In addition, the Company derives revenues from company-operated store locations, and franchise and license agreements. Revenues from the sale of products and merchandise are recognized when control of the product passes to the customer, typically at the date of delivery of the merchandise to the customer and in an amount that reflects the expected consideration to be received in exchange for such goods. As such, customer orders are recorded as deferred revenue prior to delivery of products. As the Company ships high volumes of packages through multiple carriers, it is not practical for the Company to track the actual delivery date of each shipment. Therefore, the Company uses estimates to determine which shipments are delivered and, therefore, recognize revenue at the end of the period. Delivery date estimates are based on average transit times calculated based on factors such as the type of carrier, the fulfillment source, the delivery destination and historical transit time experience. Actual shipping times may differ from the Company’s estimates. Costs to obtain or fulfill a contract with a customer are expensed as incurred and are generally not significant.

Revenues from company-operated stores are recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Store revenues are reported excluding sales, use or other transaction taxes that are collected from customers and remitted to taxing authorities.

Deferred Revenue

Deferred revenue consists of amounts billed to or received from customers prior to delivery of products. The Company recognizes such amounts in revenues as the product is delivered.

Gift Cards

Gift cards are offered through the Company’s e-commerce websites through the form of an e-certificate. When a gift card is purchased, the Company recognizes a corresponding liability for the full amount of the gift card, which is recorded in “Deferred revenue and gift card liability” on the consolidated balance sheets. Gift cards can be redeemed online and on the Company’s website. When a gift card is redeemed, the Company reduces the corresponding liability and recognizes revenue. There are no expiration dates to the gift cards. While the Company will continue to honor all gift cards presented for payment, the Company may determine the likelihood of redemption, based on historical experience, is deemed to be remote for certain cards due to long periods of inactivity. In these circumstances if the Company also determines there is no requirement for remitting balances to government agencies under unclaimed property laws, unredeemed card balances may then be recognized as breakage income, which is included in Revenue, net on the consolidated statements of operations. The Company recorded no breakage income for the years ended December 31, 2021, 2020 and 2019.

Loyalty Rewards Program

In August 2020, BRCC established its BRCC Loyalty Points rewards program (the “Loyalty Program”), which is primarily a spend-based program. BRCC’s customers who establish an online account are enrolled in the Loyalty Program. Under the program, there are two levels in which customers can participate. Subscription customers (in the BRCC Coffee Club or subscribed to another subscription product type) are considered to be in the highest tier and earn 3% on purchases. Non-subscription customers earn 1% on purchases. In addition, to earning points on purchases, customers can earn points through other activities. BRCC reserves the right in its sole discretion to modify, change, add, or remove activities which can be accomplished to earn points at any time. Under the Loyalty Program, customers may redeem rewards as they reach minimum thresholds per reward. BRCC reserves the right to modify, change, add, or remove rewards and their points thresholds at any time. BRCC loyalty points will expire if there is no account activity (i.e., if there is no new purchase made or order placed) in a period of twelve months. Conversion of rewards are non-changeable after redemption, have no cash value, and are non-transferrable. A portion of rewards are expected to expire and not be redeemed and will be recognized as breakage income over time. Based on historical expiration rates, the Company estimates a certain percentage of rewards to expire and reassesses this estimate on a quarterly basis. The Company recognized $368 in breakage income for the year ended December 31, 2021, which was included in “Revenue, net” on the consolidated statement of operations. The Company recorded no breakage income for the years ended December 31, 2020 and 2019.

The Company defers revenue associated with the points earned through purchases that are expected to be redeemed, net of estimated unredeemed loyalty points. When a customer redeems an earned reward, the Company recognizes revenue for the redeemed product and reduces the related deferred revenue liability. The deferred revenue liability is included in “Deferred revenue and gift card liability” on the consolidated balance sheets.

For those points that are earned through other activities, the Company recognizes the redemption of these points as a discount to the transaction price at time of sale.

The following table provides information about deferred revenue, gift cards, and Loyalty Program, including significant changes in deferred revenue balances during the years ended December 31, 2021 and 2020:

January 1, 2020	$1,300
Sales of gift cards	512
Redemption of gift cards	(319)
Increase from deferral of revenue	3,383
Decrease from revenue recognition	(1,107)
Loyalty Program points earned	891
Loyalty Program points redeemed	(45)
December 31, 2020	$4,615
Sales of gift cards	838
Redemption of gift cards	(458)
Increase from deferral of revenue	3,750
Decrease from revenue recognition	(3,507)
Loyalty Program points earned	3,194
Loyalty Program points redeemed/expired and breakage	(1,098)
December 31, 2021	$7,334

Franchise Store Revenues

Franchise rights may be granted through franchise agreements that set out the terms of the arrangement with the franchisee. The franchise agreements require that the franchisee remit continuing fees to the Company as a percentage of the applicable store’s revenues in exchange for the license of the intellectual property associated with BRCC’s brands. In addition, a portion of these fees are used for national marketing campaigns. Continuing fees represent a portion of the consideration the Company receives under the franchise agreement. Continuing fees are typically billed and paid monthly. Continuing fees are recognized as the related store sales occur.

Under the franchise agreement, BRCC sells product to its franchisees. The revenue associated with these product sales are recognized when control of the product passes to the franchisee, typically at the date of delivery of the merchandise to the franchisee and in an amount that reflects the expected consideration to be received in exchange for such goods.

The franchise agreements also typically require upfront franchise fees such as initial fees paid for the execution of a franchise agreement. The fees associated with these agreements are typically billed and paid when a new franchise agreement becomes effective. The Company has determined that the services it provides in exchange for upfront franchise fees, which primarily relate to pre-opening support, are highly interrelated with the franchise right and are not individually distinct from the ongoing services provided to the Company’s franchisees. As a result, upfront franchise fees are recognized as revenue over the term of each respective franchise agreement, generally 10 years. Revenues for these upfront franchise fees are recognized on a straight-line basis, which is consistent with the franchisee’s right to use and benefit from the intellectual property. Revenues from continuing fees and upfront franchise fees are presented within Revenue in the consolidated statements of operations.

License Revenues

License rights may be granted through license agreements that set out the terms of the Company’s arrangement with the licensee. The Company’s license agreements require that the licensee remit continuing fees to the Company as a percentage of the applicable store’s revenues in exchange for the license of the intellectual property associated with BRCC’s brands. In addition, licensed store revenues consist of product sales to the licensee. The revenue associated with these product sales are recognized when control of the product passes to the licensee, typically at the date of delivery of the merchandise to the licensee and in an amount that reflects the expected consideration to be received in exchange for such goods. Continuing fees are recognized as the related store sales occur.

The Company’s license agreements also typically require upfront license fees such as initial fees paid for the execution of a license agreement. The fees associated with these agreements are typically billed and paid when a new license agreement becomes effective. The Company has determined the services it provides in exchange for upfront license fees, which primarily relate to initial license set up and are not individually distinct from the ongoing services it provides to its licensees. As a result, upfront license fees are recognized as revenue over the term of each respective license agreement, generally 10 years. Revenues for these upfront license fees are recognized on a straight-line basis, which is consistent with the licensee’s right to use and benefit from the intellectual property. Revenues from continuing fees and upfront license fees are presented within “Revenue, net” in the consolidated statements of operations.

Disaggregation of Revenue

The Company disaggregates revenue by sales channel. The Direct to Consumer channel is principally comprised of revenue from our e-commerce websites and subscription services directly to the consumer. The Wholesale channel includes product revenue sold to an intermediary and not directly to the consumer. The Outpost channel includes revenue from company-operated stores, gift cards, franchise store and licensing.

The following table disaggregates revenue by sales channel:

	December 31
	2021	2020	2019
Direct to Consumer	$165,299	$137,724	$73,590
Wholesale	55,761	23,351	7,717
Outpost	12,041	2,834	821
Total net sales	$233,101	$163,909	$82,128

Substantially all revenue is attributed from customers located in the United States and no single customer represents more than 10% of revenue for the years ended December 31, 2021, 2020 and 2019.

Sales Returns and Discounts

The Company’s product sales contracts include terms that could cause variability in the transaction price for items such as discounts, credits, charge backs, or sales returns. Accordingly, the transaction price for product sales includes estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur.

The Company inspects returned items when they arrive at its processing facilities. The Company refunds the full cost of the merchandise returned if the returned item is defective or the Company or its partners have made an error, such as shipping the wrong product. If the return is not a result of a product defect or a fulfillment error and the customer initiates a return of an unopened item within 30 days of delivery, for most products the Company refunds the full cost of the merchandise minus the original shipping charge and actual return shipping fees. If the customer returns an item that has been opened or shows signs of wear, the Company issues a partial refund minus the original shipping charge and actual return shipping fees. Coffee products are not eligible for returns. Revenue is recorded net of estimated returns. The Company records an allowance for returns based on current period revenues and historical returns experience. The Company analyzes actual historical returns, current economic trends and changes in order volume and acceptance of its products when evaluating the adequacy of the sales returns allowance in any accounting period. The allowance for sales returns and charge backs was $199 and $205 as of December 31, 2021 and 2020, respectively, and included in accounts receivable.

Shipping and Handling Fees and Costs

Shipping and handling is considered a fulfillment activity, as it takes place prior to the customer obtaining control of the merchandise, and fees charged to customers are included in net revenue upon completion of the performance obligation.

Segment Information

The Company reports operations as a single reportable segment and manages the business as a single-brand consumer products business. This is supported by the operational structure, which includes sales, product design, operations, marketing, and administrative functions focused on the entire product suite rather than individual product categories or sales channels. Our chief operating decision maker reviews financial information on a consolidated basis and does not regularly review financial information for individual sales channels, product categories or geographic regions that would allow decisions to be made about allocation of resources or performance.

Cost of Goods Sold

Cost of goods sold includes product costs, labor costs, occupancy costs, outbound shipping costs, handling and fulfillment costs, credit card fees, and royalty fees, and is recorded in the period incurred.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents also include proceeds due from credit card transactions with settlement terms of less than five days. The Company maintains cash and cash equivalent balances with financial institutions that exceed federally insured limits. The Company has not experienced any losses related to these balances, and it believes credit risk to be minimal.

The Company’s restricted cash balance reflected a certificate of deposit related to a letter of credit established in conjunction with the execution of a building lease agreement. The requirement under the lease was waived in 2021 and the cash is no longer restricted. In May 2021, the letter of credit was terminated.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets to the total amounts reported in the statements of cash flows.

	December 31, 2021	December 31, 2020
Cash	$17,329	$34,207
Proceeds from credit card transactions in transit-holding cash accounts	1,005	1,025
Restricted cash	—	400
Total cash and cash equivalents and restricted cash	$18,334	$35,632

Accounts Receivable

Accounts receivable consist primarily of trade amounts due from business customers at period end. Accounts receivable are recorded at invoiced amounts and do not bear interest. From time to time, the Company grants credit to some of its business customers on normal credit terms. The Company maintains an allowance for doubtful accounts receivable based upon its business customers’ financial condition and payment history, and its historical collection experience and expected collectability of accounts receivable. The allowance for doubtful accounts receivable was $112 and $176 as of December 31, 2021 and 2020, respectively.

Inventories

Inventories are stated at the lower of standard cost, which approximates First In , First Out (FIFO), or net realizable value. The Company records inventory reserves for obsolete and slow-moving inventory. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. Finished goods includes allocations of labor and occupancy expenses.

Property and Equipment

Property and equipment are stated at cost with depreciation calculated using the straight-line method over the estimated useful lives of the related assets or the term of the related capital lease, whichever is shorter. Leasehold improvements are amortized over the shorter of the term of the related leases or estimated useful lives. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in earnings for the period. The cost of maintenance and repairs are charged to earnings as incurred; significant renewals and improvements are capitalized.

Estimated useful lives are as follows:

Estimated
Useful Lives
Land	—
Building and Leasehold improvements	5 – 39 years
Computer equipment and software	3 years
Machinery and equipment	5 – 15 years
Vehicles	5 years

Internal Use Software

In accordance with ASC 350-40, Intangibles — Goodwill and Other, Internal-Use Software (ASC 350-40), the Company capitalizes qualifying internal use software costs that are incurred during the application development stage if management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Capitalized internal use software costs are reported in property and equipment on the consolidated balance sheets and are amortized over the expected economic life of three years using the straight-line method once the software is ready for intended use. Costs incurred for enhancements that are expected to result in additional significant functionality are capitalized and amortized over the estimated useful life of the enhancement. Costs related to preliminary project activities and post-implementation activities, including training and maintenance, are expensed as incurred. Capitalized software costs net of accumulated amortization are included as a component of property and equipment in the consolidated balance sheets.

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property and equipment and identifiable intangible assets, when events or changes in circumstances occur that indicate the carrying value of the asset or asset group may not be recoverable. The assessment of possible impairment is based on the Company’s ability to recover the carrying value of the asset or asset group from the expected future undiscounted pre-tax cash flows of the related operations. If these undiscounted cash flows are less than the carrying amount of the related asset, an impairment is recognized for the excess of the carrying value over its fair value. No impairment loss was recognized for the years ended December 31, 2021, 2020 and 2019.

Leases

The Company leases certain property and equipment under non-cancelable capital and operating leases which expire at various dates through 2026. The Company’s operating leases relate to roasting facilities in Tennessee and retail stores.

At the inception of each lease, the Company determines the appropriate classification for each lease as operating or capital. The Company has estimated that the lease term for retail stores, including reasonably assured renewal periods, is generally 10 years. Any initial direct costs are capitalized and amortized over the life of the lease.

Operating Leases

Operating leases can contain escalating rentals over the lease term, as well as optional renewal periods. Rent expense for operating leases is recorded on a straight-line basis over the lease term and begins when the Company has the right to use the property. Any difference between rent expense and cash payment is recorded as deferred rent on the accompanying consolidated balance sheets. Tenant incentives used to fund leasehold improvements are recorded in deferred rent and amortized as reductions to rent expense over the term of the lease.

Capital Leases

Property under capital leases is stated at the net present value of the related minimum lease payments at lease inception and amortized over the initial lease term.

Income Taxes

The Company was formed as an LLC in the state of Delaware and thus is not subject to federal income taxes; therefore, its pro rata share of income, losses and tax credits are reported by its members on their individual income tax returns. However, the Company is subject to state income taxes in various states in which it operates.

The Company applies guidance issued by FASB which clarifies accounting for uncertainty in income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.

The Company has completed an analysis of its tax positions and believes there are no uncertain tax positions that would require recognition in the consolidated financial statements as of December 31, 2021, 2020 and 2019. The Company believes that there are no tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within twelve months of the reporting date. The federal income tax position taken for each of the subsidiaries organized as LLC’s for any years open under the various statutes of limitations is that they will continue to be exempt from income taxes by virtue of being a pass-through entity. The statute of limitations for federal income tax returns are open from the period ended December 31, 2018. The statute of limitations for the state income tax returns are generally open from the period ended December 31, 2017.

Equity-Based Compensation

The Company recognizes the cost of equity-based restricted and incentive unit awards based on the fair value estimated in accordance with FASB ASC 718, Stock Based Compensation (ASC 718). The Company records equity-based compensation expense based on the fair value of equity awards at the grant date and recognizes compensation expense on a straight-line basis over the requisite service period. The assumptions used to calculate the fair value of equity awards granted are evaluated and revised, as necessary, to reflect the Company’s historical experience and current market conditions. For more information, see Note 11, Equity-Based Compensation.

Concentrations of Credit Risk

The Company’s assets that are potentially subject to concentrations of credit risk are cash and accounts receivable. Cash balances are maintained in financial institutions which at times exceed federally insured limits. The Company monitors the financial condition of the financial institutions in which its accounts are maintained and has not experienced any losses in such accounts. The accounts receivable of the Company are spread over a number of customers, of which one customer accounted for 19% of total outstanding receivables as of December 31, 2021 and two customers accounted for 54% of total outstanding receivables as of December 31, 2020. The Company performs ongoing credit evaluations as to the financial condition of its customers and creditors with respect to trade accounts.

Marketing and Advertising Expenses

The Company’s marketing and advertising expenses are primarily internet marketing expenses, commercial sponsorships and advertising time slots. Marketing expenses are recognized as incurred based on the terms of the individual agreements, which are generally, but not limited to: a commission for traffic driven to its websites that generate a sale, programmatic targeting advertisements, national television and radio advertisements, or payments to social media influencers. We may also enter into marketing service agreements with third party production and content providers where we prepay for certain services or deliverables. Prepaid marketing and advertising expenses totaled $1,941 and $93 for the years ended December 31, 2021 and 2020, respectively.

Fair Value Measurements

The Company’s financial instruments consist primarily of accounts receivable, accounts payable and long-term debt. The carrying amounts of accounts receivable and accounts payable are representative of their respective fair values due to the short-term maturity of these instruments. The fair value of variable rate long-term debt is based upon the current market rates for debt with similar credit risk and maturity, which approximated its carrying value, as interest is based upon the LIBOR or Prime rates plus an applicable floating margin. In measuring fair value, the Company reflects the impact of credit risk on liabilities, as well as any collateral. The Company also considers the credit standing of counterparties in measuring the fair value of assets.

The Company uses any of three valuation techniques to measure fair value: the market approach, the income approach, and the cost approach in determining the appropriate valuation technique based on the nature of the asset or liability being measured and the reliability of the inputs used in arriving at fair value.

The Company follows the provisions of ASC 820, Fair Value Measurements (ASC 820) for non- financial assets and liabilities measured on a non-recurring basis.

The inputs used in applying valuation techniques include assumptions that market participants would use in pricing the asset or liability (i.e., assumptions about risk). Inputs may be observable or unobservable. The Company uses observable inputs in the Company’s valuation techniques and classifies those inputs in accordance with the fair value hierarchy established by applicable accounting guidance, which prioritizes those inputs. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels are defined as follows:

Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Redeemable Preferred Equity

The Company accounts for its preferred equity as temporary equity, given the Series A preferred units are probable of becoming redeemable (i.e., exercise of the exit rights is the passage of time). The Series A preferred units are subsequently remeasured by accreting changes in the redemption value from the date of issuance to the expected redemption date using the effective interest method. The Series A preferred units were redeemed in February 2022. For more information, see Note 14, Subsequent Events.

Comprehensive Income (Loss)

Comprehensive income (loss) is equivalent to net income (loss) in each of the periods presented. As such, no statement of comprehensive income (loss) is presented.

New Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (ASU 2018-15). Under the new guidance, a customer in a cloud computing arrangement that is a service contract is required to follow the internal use software guidance in ASC 350-40. The internal use software guidance requires the capitalization of certain costs incurred only during the application development stage. It also requires entities to expense costs during preliminary project and post-implementation stages. The guidance requires a customer to present the expense related to capitalize implementation in the same line in the income statement as the fees associated with the hosting element of the arrangement, present the capitalized implementation costs in the same line item in the statement of financial position that a prepayment of the fees for the associated hosting arrangement would be presented and classify payment for capitalized implementation costs in the statement of cash flows in the same manner as payments of the fees for the service component of the hosting arrangement. The guidance requires entities to disclose the nature of their hosting arrangements that are service contracts and make the disclosures in ASC 360-10, Impairment and Disposal of Long-Lived Assets, as if capitalized implementation costs were a separate major class of depreciable asset. For non-public entities, ASU 2018-15, is effective for annual periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption was permitted. The Company adopted ASU 2018-15 for the year ended December 31, 2020.

In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). Under the guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current US GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current US GAAP, which requires only capital leases to be recognized on the balance sheet, ASU 2016-02 will require both types of leases to be recognized on the balance sheet. ASU 2016-02 also will require disclosures to help investors and other financial statement users to better understand the amount, timing and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. The guidance is effective for the Company for the year beginning after December 15, 2021. Early adoption of the amendments of ASU 2016-02 is permitted for all entities is to be applied using the modified retrospective approach.

The Company will adopt ASU 2016-02 as of January 1, 2022. The standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application. Upon adoption, the Company expects to apply the practical expedients permitted within the new standard, which among other things, allows the Company to retain its existing assessment of whether an arrangement is, or contains, a lease and is classified as an operating or finance lease. The Company will make an accounting policy election that will keep leases with an initial term of twelve months or less off of the balance sheet and will result in recognizing those lease payments in the consolidated statement of operations on a straight-line basis over the lease term. The

Company is in the process of analyzing its lease portfolio and continues to evaluate the full impact of the new standard. The Company expects to recognize material right-of-use assets and related liabilities on the Company’s consolidated balance sheet.

CIK 001836707 SBEA Merger Sub LLC
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statement in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement.

Making estimates requires management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had approximately $0.4 million and $0.2 million in cash as of December 31, 2021 and December 31, 2020, and did not have any cash equivalents.

Investments Held in Trust Account

At December 31, 2021, the assets held in the Trust Account were substantially held in money market funds which are classified as cash equivalents (see Note 8).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. At December 31 2021, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that is considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Net Income (loss) Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period, excluding common stock subject to forfeiture. At December 31, 2021 and December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

The Company’s statement of operations applies the two-class method in calculating net income (loss) per share. Basic and diluted net income (loss) per common share for Class A common stock and Class B common stock is calculated by dividing net income (loss) attributable to the Company by the weighted average number of shares of Class A common stock and Class B common stock outstanding, allocated proportionally to each class of common stock.

			For the period from
	For the year ended		December 3,2020 (inception)
	December 31, 2021		through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(5,954,435)	$(1,778,598)	$—	$(3,543)

Denominator
Weighted-average shares outstanding	28,828,767	8,440,068	—	7,500,000
Basic and diluted net loss per share	$(0.21)	$(0.21)	$—	$—

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering. Offering costs are charged to stockholders’ equity or the statement of operations based on the relative value of the Public Warrants to the proceeds received from the Units sold upon the completion of the IPO. Accordingly, as of December 31, 2021, offering costs totaling $19,474,651 (consisting of $6,900,000 of underwriting discount, $12,075,000 of deferred underwriting discount, and $499,651 of other offering costs) were recognized with $820,691 which was allocated to the Public Warrants and Private Warrants, included in the statement of operations and $18,653,960 included in temporary equity.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature (see Note 8).

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the warrants are a derivative instrument. The Company does not enter into derivative financial instruments for hedging purposes and the Company’s derivative financial instruments are not designated as cash flow or fair value hedges.

FASB ASC 470-20, Debt with Conversion and Other Options addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate IPO proceeds from the Units between Class A common stock and warrants, using the residual method by allocating IPO proceeds first to fair value of the warrants and then the Class A common stock.

Warrant Liability

We evaluated the Warrants in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers as well as provisions that provided for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant, precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815 and are not eligible for an exception from derivative accounting, the Warrants are recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Statement of Operations in the period of change. (see Note 8)

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value (see Note 8). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Income Taxes

The Company followed the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities were recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities were measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates was recognized in income in the period that included the enactment date. Valuation allowances were established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statement and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States and Texas as its only “major” tax jurisdiction.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.